Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2018	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥12,585	¥—	¥12,585	¥(9,664)	¥(832)	¥2,089
Receivables under resale agreements	8,825	(3,099)	5,726	(5,171)	(17)	538
Receivables under securities borrowing transactions	9,305	(36)	9,269	(9,208)	(1)	60

Total	¥30,715	¥(3,135)	¥27,580	¥(24,043)	¥(850)	¥2,687

Financial liabilities:
Derivative liabilities	¥11,877	¥—	¥11,877	¥(9,631)	¥(1,126)	¥1,120
Payables under repurchase agreements	21,169	(3,034)	18,135	(17,890)	(31)	214
Payables under securities lending transactions	8,206	(36)	8,170	(8,139)	(12)	19
Obligations to return securities received as collateral	3,177	—	3,177	(1,072)	—	2,105

Total	¥44,429	¥(3,070)	¥41,359	¥(36,732)	¥(1,169)	¥3,458

At September 30, 2018	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥11,661	¥—	¥11,661	¥(9,056)	¥(567)	¥2,038
Receivables under resale agreements	13,720	(2,454)	11,266	(10,319)	(19)	928
Receivables under securities borrowing transactions	3,137	(24)	3,113	(3,050)	—	63

Total	¥28,518	¥(2,478)	¥26,040	¥(22,425)	¥(586)	¥3,029

Financial liabilities:
Derivative liabilities	¥11,665	¥—	¥11,665	¥(8,798)	¥(1,407)	¥1,460
Payables under repurchase agreements	28,029	(2,425)	25,604	(25,077)	(42)	485
Payables under securities lending transactions	1,924	(24)	1,900	(1,849)	(7)	44
Obligations to return securities received as collateral	3,427	—	3,427	(1,290)	—	2,137

Total	¥45,045	¥(2,449)	¥42,596	¥(37,014)	¥(1,456)	¥4,126